Putnam
International
Growth
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The latter half of 2000 certainly tested the mettle of investors in most of the world's equity markets. The year that had begun with great optimism closed with most of these markets lower or only marginally higher. Despite astute stock selection by fund managers Omid Kamshad, Paul Warren, and the rest of the management team, Putnam International Growth Fund's performance reflects this unfavorable environment.

Seasoned long-term investors have come to understand that all markets experience occasional periods of turbulence. They have also learned that from such adversity often comes opportunity. As the fund managers note in the following report, they are continually seeking out such opportunities that they believe represent potential future value for your fund.

It is likely that we may be in for a bit more turbulence before global equity investors become convinced that the world's key economies are not headed for recession. However, investor perceptions are known for their tendency to turn on a dime, and we believe that in the months ahead, a change of sentiment is likely to occur.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
February 21, 2001

REPORT FROM FUND MANAGEMENT

Omid Kamshad
Joshua L. Byrne
Stephen P. Oler
Paul C. Warren
Justin M. Scott
Simon Davis

The second half of 2000, which corresponded to the first half of Putnam International Growth Fund's 2001 fiscal year, was a difficult period for international stocks. As global economic growth slowed, it appeared that growth stocks that had led international markets higher in 1999 would be unable to meet their earnings expectations, a scenario similar to what took place in U.S. markets over the same period. As markets worldwide adjusted their expectations, volatility remained high.

Total return for 6 months ended 12/31/00

      Class A          Class B           Class C           Class M
    NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
-----------------------------------------------------------------------
   -9.79%  -14.99%  -10.15%  -14.28%  -10.13%  -10.95%   -9.98%  -13.11
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* REGIONAL EXPOSURES ADJUSTED FOR CHANGING CONDITIONS

Faced with this turbulent environment, investors turned to issues better able to meet their earnings targets, and, as a result, undervalued stocks that had long been out of favor achieved healthy gains. Your fund experienced a decline over the period but performed well on a relative basis. The fund's ability to avoid traditional biases toward either a growth or value style, focusing instead on our disciplined proprietary valuation process, helped the fund avoid many growth stocks that had exceeded reasonable valuations and subsequently experienced sharp declines. Meanwhile, the fund was able to discover many undervalued stocks with defensive characteristics such as steady earnings. The fund's sector and regional positioning also helped to limit losses.

As is typically the case in international investing, business conditions varied across sectors and from region to region during the past six months. Your fund benefited from maintaining a significant exposure to financial, energy, and pharmaceutical stocks. These stocks had attractive valuations because they had been ignored in 1999 while technology and telecommunication stocks soared. Your fund was underweight in the two latter sectors, which helped cushion performance as former market leaders gave back many of the gains they had achieved in 1999.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United Kingdom       21.6%

France               13.9%

Japan                10.2%

Netherlands           8.5%

Switzerland           8.2%

Footnote reads:
*Based on net assets as of 12/31/00. Holdings will vary over time.

From a global perspective, Europe offered some of the best combinations of relative valuations and market conditions, and the fund's performance benefited from our decision to favor European over Japanese equities. Economic growth on the European Continent remained strong, but in late summer, as demand for fuel outpaced supplies, protests from truckers in France, Germany, and the United Kingdom briefly disrupted fuel distribution. For investors, the protests mattered less than incoherent policy responses from European governments. One result was that confidence in the euro eroded, contributing to the currency's skid. It sank to record lows for months and hurt the fund's returns before recovering modestly in December.

Outside Europe, we reduced our Japanese exposure while favoring Canada. Japan's economy flirted with recession in the second half of the year, so we lowered the assumptions in our valuation models and steered clear of Japanese banks, retailers, and consumer-oriented stocks. We also avoided overvalued Japanese technology stocks. Instead, we favored Japanese export companies that could benefit from the weak yen, including Sony and Honda. In Canada, holdings such as BCE and Sun Life offered attractive valuations and contributed gains for the period. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's strategy.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

TotalFinaElf SA, class B
France
Oil and gas

Internationale Nederlanden
Groep (ING)
Netherlands
Insurance

Vodafone Group PLC
United Kingdom
Telecommunications

Shell Transportation & Trading PLC
United Kingdom
Oil and gas

Nokia OYJ AB, class A
Finland
Communications equipment

Ente Nazionale Idrocarburi
(ENI) SpA
Italy
Oil and gas

Aventis SA
France
Pharmaceuticals

Nestle SA
Switzerland
Food

Sanofi-Synthelabo SA
France
Pharmaceuticals

AstraZeneca Group PLC
United Kingdom
Pharmaceuticals

Footnote reads:
These holdings represent 28.6% of the fund's net assets as of 12/31/00. Portfolio holdings will vary over time.


* RESEARCH HELPED TO PROVIDE AN EDGE IN STOCK SELECTION

Several of the fund's top-performing holdings in the period were insurance companies. We added substantial exposure to this sector when our research revealed that the insurance industry was experiencing an upswing after several quarters of difficulty. Consolidation and internal cost controls have increased returns on capital for several companies in the industry. Return on capital is a key driver in our core valuation models. The fund's top holdings include Zurich Financial Services in Switzerland and Muenchener Rueckversicherung (Munich Re), a German insurance broker that specializes in helping other insurance companies to manage potential risks.

We were highly selective in choosing banking stocks. Falling stock prices worldwide have depressed investment banking and venture capital operations, and we avoided major banks that had international exposure in these business areas. Instead, the fund favored regional players achieving strong returns as asset-gatherers, including Internationale Nederlanden Groep (ING) in the Netherlands and Fortis, a German-Dutch asset manager.

In the pharmaceuticals industry, we favored midsize companies over larger businesses. This sector in general provided strong gains in the period, since many drug companies achieved solid earnings performance at a time when numerous growth stocks disappointed investors. The fund's top holdings were Sanofi-Synthelabo in France and Aventis, a Franco-German company that is the result of a 1999 merger. Both of these companies have strong portfolios of pharmaceutical products allowing us to calculate in our valuation models a long period of competitive advantage and above average returns on capital. Aventis is shifting its focus to patented pharmaceuticals with high profit margins and has recently found a buyer for its less profitable industrial gases division.


THE CHANGING IMPACT OF HIGHER ENERGY PRICES

The rising price of oil, which approached $40 per barrel in the course of 2000, contributed to slowing economic growth in the global economy. But there is a silver lining to this dark cloud in international markets. Europe and Japan, in particular, have succeeded in reducing their overall dependency on petroleum in the quarter century since the major oil-price shocks of the 1970s. Policymakers in Europe and Japan took steps to insulate their economies from the risks of sharp price increases by levying fuel taxes to encourage conservation. Although Japan is beset by other economic problems, Europe is poised to grow faster than the United States in 2001, though OPEC in January announced a production cut to support prices. Oil companies, including your fund's holdings, also have managed the situation prudently by avoiding profligate investments in new oil exploration that can drive down the value of existing reserves.


* MARKET UNCERTAINTY CREATES OPPORTUNITIES

As international markets have struggled to set new expectations for a variety of stocks and sectors, our research has helped us identify opportunities and avoid risks. We look for companies with stocks priced below their underlying fundamental worth. Recently we have found many stocks with attractive valuations. Our research has focused on anticipating which of these companies are most likely to outperform market expectations.

We have recently added to positions in the media sector. Stocks in this sector were beaten down in 2000 because investors anticipated a downturn in the advertising cycle. In response to this price weakness, we have been adding to positions in what we consider the best companies, those that are capable of maintaining profitability in a downturn and of taking advantage of a possible re- acceleration of growth late in 2001. These holdings include Television Francaise and Havas, France's leading television network and advertising agency, respectively. We also favor Granada Compass, a broadcasting and catering conglomerate in the United Kingdom.


Reflecting its long-term capital appreciation, Lipper ranks Putnam International Growth Fund class A share returns in the top 4% (12 out of 300) of international funds for five-year performance as of December 31, 2000.

Past performance is no guarantee of future results. Lipper Inc. is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 142 out of 696 (top 21%) for the one-year period and 29 out of 502 (top 6%) for the three-year period.


Similarly, while there is some concern that the oil price cycle has peaked, we remain confident in several of the fund's oil stocks, including Shell and BP Amoco of the United Kingdom, and TotalFinaElf, a Franco-Belgian company. BP Amoco and TotalFinaElf, both the results of mergers in the past few years, have strengthened their market positions while reducing costs and have shown great discipline in capital spending on exploration. We believe the stocks of all three of these companies are selling at prices lower than their true underlying valuations and can perform well even if the price of oil falls below the most pessimistic forecasts.

* VOLATILITY MAY GIVE WAY TO RALLY

We anticipate that international market volatility may continue for the coming two quarters. As economic growth slows in many regions analysts are still trying to establish a consensus on the outlook for earnings for many leading companies. When compared with earnings of one year ago, current corporate earnings results might look decidedly unfavorable. A more positive factor is the recent decision of the U.S. Federal Reserve Board to reduce interest rates, which increases the likelihood of similar rate cuts in Europe and Asia. Such a trend may encourage optimism and lead to a more favorable earnings outlook a year from now. For U.S.-based investors, international markets also may be especially attractive now, since economic growth in Europe and certain Asian markets now exceeds growth in the United States. In addition, currencies that weakened versus the U.S. dollar in 2000 may be poised to rally. At the end of the first half of its 2001 fiscal year, your fund is positioned to take advantage of the fundamental strengths in international markets and improving market sentiment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation primarily through equity securities of issuers located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 12/31/00

                     Class A         Class B         Class C         Class M
(inception dates)   (2/28/91)       (6/1/94)        (7/26/99)       (12/1/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -9.79% -14.99% -10.15% -14.28% -10.13% -10.95%  -9.98% -13.11%
------------------------------------------------------------------------------
1 year           -9.06  -14.29   -9.74  -13.90   -9.74  -10.56   -9.48  -12.66
------------------------------------------------------------------------------
5 years         137.86  124.19  129.03  127.03  129.05  129.05  132.02  123.83
Annual average   18.92   17.52   18.03   17.82   18.03   18.03   18.33   17.49
------------------------------------------------------------------------------
Life of fund    287.46  265.04  258.15  258.15  259.87  259.87  268.09  255.23
Annual average   14.76   14.06   13.84   13.84   13.90   13.90   14.16   13.75
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/00

                                               MSCI EAFE          Consumer
                                                 Index          price index
----------------------------------------------------------------------------
6 months                                        -10.53%            1.22%
----------------------------------------------------------------------------
1 year                                          -14.17             3.38
----------------------------------------------------------------------------
5 years                                          41.14            13.24
Annual average                                    7.13             2.52
----------------------------------------------------------------------------
Life of fund                                     93.21            29.45
Annual average                                    6.92             2.66
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1- and 5-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/00

                       Class A         Class B     Class C         Class M
------------------------------------------------------------------------------
Distributions (number)    1               1           1               1
------------------------------------------------------------------------------
Income                  $0.393          $0.195      $0.285          $0.245
------------------------------------------------------------------------------
Capital gains
  Long-term              0.861           0.861       0.861           0.861
------------------------------------------------------------------------------
  Short-term             0.945           0.945       0.945           0.945
------------------------------------------------------------------------------
  Total                 $2.199          $2.001      $2.091          $2.051
------------------------------------------------------------------------------
Share value:          NAV     POP         NAV         NAV         NAV     POP
------------------------------------------------------------------------------
6/30/00             $29.92  $31.75      $29.23      $29.74      $29.61  $30.68
------------------------------------------------------------------------------
12/31/00             24.70   26.21       24.18       24.55       24.52   25.41
------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International EAFE Index (MSCI EAFE) is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
December 31, 2000 (Unaudited)

COMMON STOCKS (95.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Australia (0.8%)
-------------------------------------------------------------------------------------------------------------------
            470,100 AMP, Ltd.                                                                         $   5,279,572
          2,691,580 News Corp., Ltd. ADR                                                                 86,803,455
            656,700 Rio Tinto, Ltd.                                                                      10,736,592
                                                                                                      -------------
                                                                                                        102,819,619

Belgium (0.3%)
-------------------------------------------------------------------------------------------------------------------
            224,500 Dexia                                                                                40,773,488

Brazil (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,436,800 Companhia de Bebidas das Americas ADR (AmBev)                                        36,997,600
          1,953,500 Petroleo Brasileiro ADR (NON)                                                        49,325,875
                                                                                                      -------------
                                                                                                         86,323,475

Canada (4.4%)
-------------------------------------------------------------------------------------------------------------------
          3,029,005 Bank of Nova Scotia                                                                  87,148,196
          2,680,036 BCE, Inc.                                                                            77,553,542
          2,603,722 BCE, Inc.                                                                            75,085,689
          2,759,100 Nortel Networks Corp.                                                                88,662,388
          4,139,300 Sun Life Financial Services of Canada, Inc.                                         110,271,062
          2,176,405 Suncor Energy, Inc.                                                                  55,515,359
          2,513,800 Toronto-Dominion Bank                                                                72,743,663
                                                                                                      -------------
                                                                                                        566,979,899

Denmark (0.1%)
-------------------------------------------------------------------------------------------------------------------
            719,100 Danske Bank A/S                                                                      12,938,172

Finland (3.7%)
-------------------------------------------------------------------------------------------------------------------
          8,896,121 Nokia OYJ AB, Class A                                                               396,620,211
          5,579,793 Stora Enso OYJ, Class A                                                              65,988,641
            309,750 Stora Enso OYJ, Class R                                                               3,738,805
                                                                                                      -------------
                                                                                                        466,347,657

France (13.9%)
-------------------------------------------------------------------------------------------------------------------
          3,150,447 Aventis SA                                                                          276,480,393
            367,235 Axa SA                                                                               53,081,763
            283,840 Bouygues SA                                                                          12,854,390
            553,973 Groupe Danone                                                                        83,505,425
          1,619,425 Havas Advertising ADR (NON)                                                          22,874,378
          3,875,989 Havas Advertising SA                                                                 56,025,250
          1,215,155 Lafarge SA                                                                          101,850,622
          1,539,601 Publicis SA                                                                          52,008,051
          3,766,633 Sanofi-Synthelabo SA                                                                251,010,683
          1,648,115 Societe Television Francaise                                                         88,947,942
          3,833,965 TotalFinaElf SA Class B                                                             570,011,833
          2,992,483 Vivendi Universal SA ADR                                                            195,446,546
                                                                                                      -------------
                                                                                                      1,764,097,276

Germany (6.6%)
-------------------------------------------------------------------------------------------------------------------
            378,378 Allianz Versicherungs AG                                                            142,306,838
          4,865,336 Bayerische Motoren Werke (BMW) AG                                                   158,917,832
          1,273,904 Bayerische Hypo-und Vereinsbank AG                                                   71,502,040
          1,560,000 Deutsche Post AG (NON)                                                               33,545,189
            798,400 Deutsche Post AG 144A (NON)                                                          17,168,255
          1,164,691 Metro AG                                                                             53,565,770
            433,196 Muenchener Rueckversicherungs-Gesellschaft
                    (Munich Re) AG                                                                      154,507,151
             30,600 Muenchener Rueckversicherungs-Gesellschaft
                    (Munich Re) AG 144A (NON)                                                            10,914,041
          2,425,904 ProSieben SAT.1 Media AG                                                             71,724,035
            588,978 SAG AG - Vorzug                                                                      83,364,464
            367,172 SAG AG                                                                               42,664,902
                                                                                                      -------------
                                                                                                        840,180,517

Hong Kong (2.3%)
-------------------------------------------------------------------------------------------------------------------
         14,180,000 Cheung Kong Infrastructure Holdings                                                 181,354,335
         10,285,000 China Telecom, Ltd. (NON)                                                            56,176,244
         11,976,000 Hong Kong and China Gas Co., Ltd.                                                    17,581,506
         11,643,000 Hong Kong Electric Holdings, Ltd.                                                    42,992,846
                                                                                                      -------------
                                                                                                        298,104,931

Ireland (1.8%)
-------------------------------------------------------------------------------------------------------------------
          7,243,509 CRH PLC                                                                             134,751,375
          1,856,415 Elan Corp. PLC ADR (NON)                                                             90,257,932
                                                                                                      -------------
                                                                                                        225,009,307

Italy (3.7%)
-------------------------------------------------------------------------------------------------------------------
          1,943,756 Banca Commerciale Italiana SpA                                                       13,318,188
         25,312,599 Banca Intesa SpA                                                                    121,643,036
          1,752,560 Bulgari SpA                                                                          21,548,882
         44,511,403 Ente Nazionale Idrocarburi (ENI) SpA                                                284,093,139
          2,842,431 Mediaset SpA                                                                         33,909,082
                                                                                                      -------------
                                                                                                        474,512,327

Japan (9.8%)
-------------------------------------------------------------------------------------------------------------------
            125,100 Acom Co., Ltd.                                                                        9,238,660
            166,500 Aiful Corp.                                                                          13,608,804
            342,700 Asatsu-DK, Inc.                                                                       8,256,023
                 70 Circle K Japan Co., Ltd.                                                                  2,465
          2,284,000 Eisai Co., Ltd.                                                                      80,035,042
            125,600 Fast Retailing Co., Ltd.                                                             24,624,862
                908 Fuji Television Network, Inc.                                                         6,331,739
            960,000 Fujisawa Pharmaceutical Co.                                                          31,789,750
                400 Fujitsu, Ltd.                                                                             5,901
          1,448,000 Honda Motor Co., Ltd.                                                                54,038,371
                400 Mitsumi Electric Co., Ltd.                                                                6,654
            200,100 Murata Manufacturing Co., Ltd.                                                       23,489,619
          1,819,946 NEC Corp.                                                                            33,321,832
         26,762,000 Nikko Securities Co., Ltd.                                                          207,484,625
            388,900 Nintendo Co., Ltd.                                                                   61,290,504
             33,659 Nippon Telegraph and Telephone Corp.                                                242,675,050
            157,080 Nippon Television Network Corp.                                                      53,254,455
              4,937 NTT DoCoMo                                                                           85,202,716
          1,956,800 Sankyo Co., Ltd.                                                                     46,970,057
                500 Sharp Corp.                                                                               6,036
          1,180,000 Shinogi & Co., Ltd.                                                                  24,085,852
          3,102,000 Shiseido Co., Ltd.                                                                   34,647,832
          1,285,000 Sony Corp.                                                                           88,931,231
          5,195,000 Sumitomo Corp.                                                                       37,409,461
          1,218,000 Takeda Chemical Industries                                                           72,130,355
             69,600 Takefuji Corp.                                                                        4,390,013
             56,000 Tokyo Broadcasting System, Inc.                                                       1,658,169
                                                                                                      -------------
                                                                                                      1,244,886,078

Mexico (0.6%)
-------------------------------------------------------------------------------------------------------------------
            911,744 Grupo Televisa SA GDR (NON)                                                          40,971,496
            809,639 Telefonos de Mexico SA de CV ADR, Series L                                           36,534,960
                                                                                                      -------------
                                                                                                         77,506,456

Netherlands (8.5%)
-------------------------------------------------------------------------------------------------------------------
          1,487,930 Aegon NV                                                                             61,532,923
          2,537,179 Akzo-Nobel NV                                                                       136,215,863
          2,961,080 Fortis Amev NV                                                                       96,162,731
          1,467,508 Fortis B                                                                             47,658,144
          1,242,170 Gucci Group NV                                                                      109,932,045
          6,079,621 Internationale Nederlanden Groep (ING) NV                                           485,494,750
          2,654,557 Koninklijke (Royal) Philips Electronics NV                                           97,220,952
          1,813,416 Wolters Kluwer NV                                                                    49,428,178
                                                                                                      -------------
                                                                                                      1,083,645,586

Singapore (0.8%)
-------------------------------------------------------------------------------------------------------------------
            870,000 Chartered Semiconductor Manufacturing (NON)                                           2,379,573
          4,681,648 DBS Group Holdings, Ltd.                                                             52,948,818
          4,828,685 Overseas-Chinese Banking Corp.                                                       35,943,472
            742,000 Singapore Press Holdings, Ltd.                                                       10,960,877
            832,000 Venture Manufacturing, Ltd.                                                           5,569,071
                                                                                                      -------------
                                                                                                        107,801,811

South Korea (1.9%)
-------------------------------------------------------------------------------------------------------------------
          3,106,490 Korea Electric Power Corp.                                                           58,046,844
          1,706,097 Korea Telecom Corp. ADR                                                              52,889,007
          1,531,700 Pohang Iron & Steel Company, Ltd. ADR                                                23,837,081
            876,589 Samsung Electronics Co.                                                             109,660,382
                                                                                                      -------------
                                                                                                        244,433,314

Spain (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,164,584 Banco Popular Espanol SA                                                             40,553,214
          4,178,192 Iberdola SA                                                                          52,354,041
          4,798,138 Telefonica SA (NON)                                                                  79,262,169
                                                                                                      -------------
                                                                                                        172,169,424

Sweden (2.4%)
-------------------------------------------------------------------------------------------------------------------
         11,838,941 Investor AB                                                                         177,009,775
          2,840,137 Sandvik AB                                                                           68,364,466
          3,586,606 Svenska Handelsbanken AB, Class A                                                    61,421,650
                                                                                                      -------------
                                                                                                        306,795,891

Switzerland (8.2%)
-------------------------------------------------------------------------------------------------------------------
            149,264 Ares-Serono Group, Class B                                                          143,735,704
             54,721 Compagnie Financiere Richemont AG, Class A                                          146,429,343
             24,925 Julius Baer Holding, Ltd. AG, Class B                                               136,472,068
            114,011 Nestle SA                                                                           266,025,667
             96,868 Swatch Group AG (The), Class A                                                       25,293,311
             59,516 Swatch Group AG (The), Class B                                                       74,395,000
             32,637 Swiss Reinsurance Co.                                                                78,268,361
            278,398 Zurich Financial Services AG                                                        167,898,053
                                                                                                      -------------
                                                                                                      1,038,517,507

Taiwan (0.4%)
-------------------------------------------------------------------------------------------------------------------
         20,569,160 Taiwan Semiconductor Manufacturing Co. (NON)                                         49,434,633

United Kingdom (21.6%)
-------------------------------------------------------------------------------------------------------------------
          7,354,479 Aegis Group PLC                                                                      15,157,802
          2,823,600 ARM Holdings PLC (NON)                                                               21,338,256
          4,956,711 AstraZeneca Group PLC                                                               249,846,116
            343,000 Barclays PLC                                                                         10,614,245
          8,125,976 BOC Group PLC                                                                       123,424,596
         26,751,985 BP Amoco PLC                                                                        215,752,084
          5,303,300 British Aerospace PLC                                                                30,256,228
          6,752,142 Cable & Wireless PLC                                                                 91,061,446
         11,774,592 Carlton Communications PLC                                                          107,446,508
          6,178,987 Chubb PLC (NON)                                                                      14,580,741
            565,920 Diageo PLC                                                                            6,339,011
          2,126,345 EMAP PLC                                                                             27,088,689
          2,742,049 EMI Group PLC                                                                        22,523,876
            740,109 GlaxoSmithKline PLC (NON)                                                            20,891,168
         19,452,486 Granada Compass PLC                                                                 211,645,917
            310,900 Granada Media PLC (NON)                                                               1,973,399
          1,419,262 Granada Media PLC 144A (NON)                                                          9,008,588
          2,177,800 Imperial Chemical Industries PLC                                                     17,954,045
         12,847,600 Invensys PLC                                                                         30,029,049
          6,178,987 Kidde PLC (NON)                                                                       6,644,388
          8,850,485 Misys PLC                                                                            87,240,116
          2,038,091 Rio Tinto PLC                                                                        35,857,011
          3,422,252 Royal Bank of Scotland Group PLC                                                     80,858,130
         14,467,232 Scottish Power PLC                                                                  114,300,030
         49,617,311 Shell Transportation & Trading PLC                                                  406,827,959
          2,079,500 Smith & Nephew PLC                                                                    9,627,773
          3,702,543 Smiths Industries PLC                                                                44,680,364
         28,356,492 Tesco PLC                                                                           115,510,773
          3,601,300 United Business Media PLC                                                            45,717,603
        125,630,482 Vodafone Group PLC                                                                  460,629,502
          8,758,871 WPP Group PLC                                                                       114,069,580
                                                                                                      -------------
                                                                                                      2,748,894,993

United States (1.5%)
-------------------------------------------------------------------------------------------------------------------
          2,755,000 MTR Corp. 144A (NON)                                                                  4,821,621
          3,118,404 Pharmacia Corp.                                                                     190,222,644
                                                                                                    ---------------
                                                                                                        195,044,265
                                                                                                    ---------------
                    Total Common Stocks (cost $10,762,482,248)                                      $12,147,216,626

UNITS (1.2%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
             49,100 Nippon Television Network Corp. Structured Call Warrants
                    (Issued by Lehman Brothers Finance S.A.,
                    Exp. 8/6/01) (Japan)                                                            $    16,544,736
              9,200 Nippon Television Network Corp. Structured Call Warrants
                    (Issued by Merrill Lynch International & Co., C.V.)
                    2001 (Japan)                                                                          3,110,966
          1,600,000 Pharmacia Corp. Structured Warrants (Issued by Merrill Lynch
                    International & Co., C.V., Exp. 3/15/01)                                             96,845,600
            484,000 Tokyo Broadcasting System, Inc. Structured Call Warrants
                    (Issued by Lehman Brothers Finance S.A.,
                    Exp. 9/17/01) (Japan)                                                                14,258,640
            701,000 Tokyo Broadcasting System, Inc. Structured Notes
                    (Issued by UBS AG) 3.35%, 2000 (Japan)                                               21,519,578
                                                                                                    ---------------
                    Total Units (cost $169,955,653)                                                 $   152,279,520

WARRANTS (--%) (a) (NON) (cost $--)                                                     EXPIRATION
NUMBER OF WARRANTS                                                                      DATE                  VALUE
-------------------------------------------------------------------------------------------------------------------
            116,703 Publicis SA (France)                                                 3/7/02     $       239,887

SHORT-TERM INVESTMENTS (0.9%) (a) (cost $114,765,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $114,765,000 Interest in $900,000,000 joint repurchase agreement dated
                    December 29, 2000 with S.B.C. Warburg, Inc. due
                    January 2, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $114,846,611 for an
                    effective yield of 6.40%                                                        $   114,765,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $11,047,202,901) (b)                                    $12,414,501,033
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $12,731,806,312.

  (b) The aggregate identified cost on a tax basis is $11,183,840,770, resulting in gross unrealized appreciation and depreciation of $2,013,489,078 and $782,828,815, respectively, or net unrealized appreciation of $1,230,660,263.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at December 31, 2000 (as a percentage of net assets):

         Oil and gas         12.4%
         Pharmaceuticals     11.6

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $11,047,202,901) (Note1)     $12,414,501,033
-------------------------------------------------------------------------------------------------
Foreign currency, at value (cost $479,997,204)                                        504,756,012
-------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                              13,507,614
-------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                 70,337,491
-------------------------------------------------------------------------------------------------
Receivable for securities sold                                                         29,840,367
-------------------------------------------------------------------------------------------------
Total assets                                                                       13,032,942,517

Liabilities
-------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                              383
-------------------------------------------------------------------------------------------------
Payable for securities purchased                                                      191,237,771
-------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                             73,042,388
-------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                           18,590,313
-------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              9,390,312
-------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                              58,557
-------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                               19,688
-------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  7,915,602
-------------------------------------------------------------------------------------------------
Other accrued expenses                                                                    881,191
-------------------------------------------------------------------------------------------------
Total liabilities                                                                     301,136,205
-------------------------------------------------------------------------------------------------
Net assets                                                                        $12,731,806,312

Represented by
-------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                   $11,691,868,026
-------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (123,516,048)
-------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                               (228,613,721)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        1,392,068,055
-------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding         $12,731,806,312

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($7,153,811,910 divided by 289,582,300 shares)                                             $24.70
-------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $24.70)*                                    $26.21
-------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($3,465,936,422 divided by 143,328,698 shares)**                                           $24.18
-------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($612,097,235 divided by 24,929,204 shares)**                                              $24.55
-------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($335,279,770 divided by 13,675,529 shares)                                                $24.52
-------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $24.52)*                                    $25.41
-------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,164,680,975 divided by 46,965,615 shares)                                              $24.80
-------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended December 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividend (net of foreign tax of $8,143,395)                                  $   51,856,875
-------------------------------------------------------------------------------------------
Interest                                                                         15,661,764
-------------------------------------------------------------------------------------------
Total investment income                                                          67,518,639

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 37,794,148
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   15,418,797
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    39,637
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     29,232
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             8,823,283
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            17,552,362
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                             2,686,170
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                             1,239,122
-------------------------------------------------------------------------------------------
Other                                                                             2,615,355
-------------------------------------------------------------------------------------------
Total expenses                                                                   86,198,106
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (2,582,862)
-------------------------------------------------------------------------------------------
Net expenses                                                                     83,615,244
-------------------------------------------------------------------------------------------
Net investment loss                                                             (16,096,605)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (127,749,452)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                     (71,026,029)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                             30,702,366
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                 (1,122,615,863)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (1,290,688,978)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(1,306,785,583)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                      December 31          June 30
                                                                            2000*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment  income (loss)                                    $    (16,096,605) $   152,990,461
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                        (198,775,481)     972,879,381
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                   (1,091,913,497)   1,552,938,705
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                          (1,306,785,583)   2,678,808,547
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                           (103,610,364)     (53,779,843)
--------------------------------------------------------------------------------------------------
   Class B                                                            (25,832,398)     (19,094,099)
--------------------------------------------------------------------------------------------------
   Class C                                                             (6,477,132)        (806,547)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,093,332)      (2,507,298)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (19,362,002)      (7,728,554)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (476,133,121)    (125,327,657)
--------------------------------------------------------------------------------------------------
   Class B                                                           (239,247,747)     (76,570,245)
--------------------------------------------------------------------------------------------------
   Class C                                                            (41,044,566)      (2,022,769)
--------------------------------------------------------------------------------------------------
   Class M                                                            (22,802,279)      (8,287,723)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (76,683,718)     (15,858,592)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   2,586,329,917    4,886,106,169
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          265,257,675    7,252,931,389

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                12,466,548,637    5,213,617,248
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $123,516,048 and $50,955,785, respectively)             $12,731,806,312  $12,466,548,637
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                            December 31
operating performance                (Unaudited)                       Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.92       $21.64       $20.00       $17.58       $14.25       $12.10
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)           -- (d)      .54          .07          .20          .15          .13
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.02)        8.87         2.14         3.26         3.39         2.29
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.02)        9.41         2.21         3.46         3.54         2.42
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.39)        (.34)        (.21)        (.25)        (.15)        (.26)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.79)        (.36)        (.79)        (.06)        (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.20)       (1.13)        (.57)       (1.04)        (.21)        (.27)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.70       $29.92       $21.64       $20.00       $17.58       $14.25
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.79)*      44.03        11.57        20.73        25.13        20.21
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $7,153,812   $7,040,669   $2,928,662   $1,827,331     $728,849     $151,088
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .57*        1.14         1.27         1.36         1.59         1.74
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.01)*       2.01          .38         1.07          .98          .99
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 32.57*       99.53        97.24        93.53        86.40        44.14
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                            December 31
operating performance                (Unaudited)                        Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.23       $21.20       $19.63       $17.32       $14.10       $12.00
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.10)         .35         (.07)         .06          .03          .04
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.95)        8.67         2.10         3.21         3.34         2.26
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.05)        9.02         2.03         3.27         3.37         2.30
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.20)        (.10)        (.17)        (.09)        (.19)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.79)        (.36)        (.79)        (.06)        (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.00)        (.99)        (.46)        (.96)        (.15)        (.20)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.18       $29.23       $21.20       $19.63       $17.32       $14.10
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.15)*      43.00        10.75        19.87        24.09        19.35
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,465,936   $3,591,546   $1,821,024   $1,226,917     $472,663     $132,013
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .95*        1.89         2.02         2.11         2.34         2.49
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.38)*       1.26         (.38)         .31          .18          .32
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 32.57*       99.53        97.24        93.53        86.40        44.14
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                      Six months
                                        ended    For the period
Per-share                              Dec. 31   July 26, 1999+
operating performance                (Unaudited)   to June 30
--------------------------------------------------------------
                                        2000         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $29.74       $21.87
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (loss)(a)         (.11)         .32
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.99)        8.66
--------------------------------------------------------------
Total from
investment operations                  (3.10)        8.98
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                       (.28)        (.32)
--------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.79)
--------------------------------------------------------------
Total distributions                    (2.09)       (1.11)
--------------------------------------------------------------
Net asset value,
end of period                         $24.55       $29.74
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.13)*      41.54*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                      $612,097     $439,522
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .95*        1.76*
--------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.40)*       1.12*
--------------------------------------------------------------
Portfolio turnover (%)                 32.57*       99.53
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                           December 31
operating performance               (Unaudited)                         Year ended June 30
------------------------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $29.61       $21.45       $19.85       $17.48       $14.22       $12.09
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.06)         .40         (.02)         .10          .07          .08
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.98)        8.79         2.11         3.26         3.36         2.28
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.04)        9.19         2.09         3.36         3.43         2.36
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.24)        (.13)        (.20)        (.11)        (.22)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.79)        (.36)        (.79)        (.06)        (.01)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.05)       (1.03)        (.49)        (.99)        (.17)        (.23)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.52       $29.61       $21.45       $19.85       $17.48       $14.22
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.98)*      43.32        10.97        20.18        24.40        19.71
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $335,280     $367,638     $208,064     $140,202      $58,471      $14,309
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82*        1.64         1.77         1.86         2.09         2.25
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.26)*       1.51         (.12)         .54          .44          .61
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 32.57*       99.53        97.24        93.53        86.40        44.14
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income was less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                           For the period
Per-share                           December 31                                        July 12, 1996+
operating performance               (Unaudited)            Year ended June 30            to June 30
-----------------------------------------------------------------------------------------------------
                                        2000         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $30.07       $21.72       $20.05       $17.60       $13.88
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .03          .61          .14          .22          .20
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.04)        8.92         2.13         3.30         3.75
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.01)        9.53         2.27         3.52         3.95
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.45)        (.39)        (.24)        (.28)        (.17)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.79)        (.36)        (.79)        (.06)
-----------------------------------------------------------------------------------------------------
Total distributions                    (2.26)       (1.18)        (.60)       (1.07)        (.23)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $24.80       $30.07       $21.72       $20.05       $17.60
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (9.69)*      44.43        11.83        21.08        25.44*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,164,681   $1,027,174     $255,867     $151,139      $96,375
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .45*         .89         1.02         1.11         1.30*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .11*        2.26          .70         1.22         1.26*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 32.57*       99.53        97.24        93.53        86.40
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Net investment income was less than $0.01 per share.



NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside the United States.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended December 31, 2000, the fund's expenses were reduced by $2,582,862 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,525 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,392,099 and $61,212 from the sale of class A and class M shares, respectively, and received $1,731,574 and $103,445 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $188,350 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $5,443,320,466 and $3,922,293,509, respectively. There were no purchases and sales of U.S. government obligations.

NOTE 4
Capital shares

At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                107,728,372     $ 2,981,838,878
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               22,565,283         535,022,972
---------------------------------------------------------------------------
                                           130,293,655       3,516,861,850

Shares
repurchased                                (75,992,688)     (2,100,412,876)
---------------------------------------------------------------------------
Net increase                                54,300,967     $ 1,416,448,974
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                271,600,422     $ 7,332,945,195
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,124,845         165,921,249
---------------------------------------------------------------------------
                                           277,725,267       7,498,866,444

Shares
repurchased                               (177,792,621)     (4,715,016,742)
---------------------------------------------------------------------------
Net increase                                99,932,646     $ 2,783,849,702
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,810,818       $ 587,037,285
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,658,035         224,162,978
---------------------------------------------------------------------------
                                            31,468,853         811,200,263

Shares
repurchased                                (11,030,350)       (292,205,664)
---------------------------------------------------------------------------
Net increase                                20,438,503       $ 518,994,599
---------------------------------------------------------------------------

                                               Year ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 54,543,779      $1,471,243,178
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,074,114          81,679,684
---------------------------------------------------------------------------
                                            57,617,893       1,552,922,862

Shares
repurchased                                (20,631,231)       (549,799,728)
---------------------------------------------------------------------------
Net increase                                36,986,662      $1,003,123,134
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,430,989       $ 339,423,096
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,553,098          36,606,620
---------------------------------------------------------------------------
                                            13,984,087         376,029,716

Shares
repurchased                                 (3,831,477)       (102,173,257)
---------------------------------------------------------------------------
Net increase                                10,152,610       $ 273,856,459
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                              (commencement of operations)
                                                          to June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,176,087        $462,505,811
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   75,039           2,029,056
---------------------------------------------------------------------------
                                            16,251,126         464,534,867

Shares
repurchased                                 (1,474,532)        (43,027,757)
---------------------------------------------------------------------------
Net increase                                14,776,594        $421,507,110
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,615,304        $ 71,658,538
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,036,761          24,395,022
---------------------------------------------------------------------------
                                             3,652,065          96,053,560

Shares
repurchased                                 (2,393,338)        (64,943,661)
---------------------------------------------------------------------------
Net increase                                 1,258,727        $ 31,109,899
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,591,150       $ 286,010,819
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  380,914          10,242,696
---------------------------------------------------------------------------
                                            10,972,064         296,253,515

Shares
repurchased                                 (8,253,206)       (223,214,024)
---------------------------------------------------------------------------
Net increase                                 2,718,858       $  73,039,491
---------------------------------------------------------------------------

                                        Six months ended December 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,648,584       $ 580,715,474
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,035,539          96,045,720
---------------------------------------------------------------------------
                                            24,684,123         676,761,194

Shares
repurchased                                (11,881,944)       (330,841,208)
---------------------------------------------------------------------------
Net increase                                12,802,179       $ 345,919,986
---------------------------------------------------------------------------

                                                  Year ended June 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 38,621,878      $1,074,181,482
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  867,505          23,587,146
---------------------------------------------------------------------------
                                            39,489,383       1,097,768,628

Shares
repurchased                                (17,103,610)       (493,181,896)
---------------------------------------------------------------------------
Net increase                                22,385,773      $  604,586,732
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge.
(This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.
To learn more about Putnam, visit our Web site.
www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.
1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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New features will be added to the site regularly. So be sure to bookmark us at
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FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Stephen S. Oler
Vice President and Fund Manager

Simon Davis
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll-free 1-800-225-1581.

You also can learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA009-68399 841/524/891/2BA  2/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam International Growth Fund
Supplement to semiannual Report dated 12/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 12/31/00

                                                        NAV
6 months                                               -9.69%
1 year                                                 -8.84
5 years                                               140.64
Annual average                                         19.20
Life of fund (since class A inception, 2/28/91)       291.98
Annual average                                         14.89

Share value:                                            NAV
6/30/00                                               $30.07
12/31/00                                              $24.80
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     1       $0.456         $1.806         $2.262
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.